Share Capital and Warrant Reserve - Schedule of Number of Warrants (Details) (6K) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2021	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Share Purchase Warrants, Number of Warrants		247,716	178,528
Share Purchase Warrants, Exercisable		247,716	178,528
Share Purchase Warrants, Expiry Date	Jul. 31, 2021	Apr. 26, 2021
Exercise Price Range One [member]
Disclosure of classes of share capital [line items]
Share Purchase Warrants, Number of Warrants		11,404	11,404
Share Purchase Warrants, Exercise Price		$ 90	$ 90
Share Purchase Warrants, Exercisable		11,404	11,404
Share Purchase Warrants, Expiry Date		Apr. 26, 2021	Apr. 26, 2021
Exercise Price Range Two [member]
Disclosure of classes of share capital [line items]
Share Purchase Warrants, Number of Warrants		141,074	141,074
Share Purchase Warrants, Exercise Price		$ 42	$ 42
Share Purchase Warrants, Exercisable		141,074	141,074
Share Purchase Warrants, Expiry Date		Mar. 27, 2021	Mar. 27, 2021
Exercise Price Range Three [member]
Disclosure of classes of share capital [line items]
Share Purchase Warrants, Number of Warrants		26,050	26,050
Share Purchase Warrants, Exercise Price		$ 36	$ 36
Share Purchase Warrants, Exercisable		26,050	26,050
Share Purchase Warrants, Expiry Date		October 2021-July 2022	October 2021-July 2022
Exercise Price Range Four [member]
Disclosure of classes of share capital [line items]
Share Purchase Warrants, Number of Warrants		69,188
Share Purchase Warrants, Exercise Price		$ 5.42
Share Purchase Warrants, Exercisable		69,188
Share Purchase Warrants, Expiry Date		Nov. 16, 2025